Provisions	12 Months Ended
Dec. 31, 2021
Schedule Of Provisions
Provisions

19	Provisions

	2021 £’000	2020 £’000	2019 £’000
Opening provision at 1 January	50	97	165
Utilisation of provision	–	(97)
Provision recognised/(released) in the year	–	50	(68)
At 31 December	50	50	97
Less: non-current portion	–	(50)	–
Current portion	50	–	97

The provision as at 31 December 2021 and 2020 represents management’s best estimate of the ‘making good’ clause on the Cardiff office which was vacated during the fourth quarter of 2021.

The provision as at 31 December 2019 relates to the ‘making good’ clause on the Abingdon office which was vacated in December 2018. The Abingdon office was sub-let for the remaining period of the lease, which terminated in February 2020.